COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases
Minimum
Lease Payments Amount
RMB
Year ended December 31:
2018	16,285,285
2019	15,749,308
2020	4,548,053
2021	—
2022	—

36,582,646

Schedule of future minimum payments under other commitments

Required Payments Amount
RMB
Year ended December 31:
2018	16,987,600
2019	15,043,600
2020	11,263,600
2021	11,263,600
2022	—

54,558,400